Shareholders’ Equity - Schedule of Non-Controlling Interest (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	$ 36,232,622	$ 37,558,944
GMB (Beijing) [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	2,740	2,598
GMB Culture [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(1,188)	(418)
Sunrise Tech [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(140,749)	(216,195)
GMB Consulting [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	12,935	12,695
Shidong Cloud [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	36,334	37,952
Sunrise Guxian [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(263,620)	(178,849)
Sunrise Chenhui [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(104,256)	(74,081)
GMB Technology [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(193,967)	(192,638)
Sunrise Guizhou [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	$ 36,884,393	$ 38,167,880